UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                     811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.1%	Rate (%)		Date	Amount ($)	Value ($)

Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		1.89	9/7/08	3,240,000 a	3,240,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)		1.80	9/7/08	3,495,000 a	3,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		1.95	9/7/08	3,055,000 a	3,055,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)		1.88	9/7/08	2,075,000 a	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		1.98	9/7/08	2,270,000 a	2,270,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		1.98	9/7/08	1,260,000 a	1,260,000
Albany Industrial Development
Agency, IDR (Newkirk Products,
Inc. Project) (LOC; Bank of
America)		1.98	9/7/08	1,620,000 a	1,620,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)		1.86	9/7/08	8,000,000 a	8,000,000
Avoca Central School District,
GO Notes, BAN		3.00	6/26/09	6,151,264	6,193,048
Babylon Industrial Development
Agency, IDR (J. D'Addario and
Company, Inc. Project) (LOC;
Bank of America)		2.00	9/7/08	1,800,000 a	1,800,000
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN		4.00	12/30/08	4,000,000	4,010,830
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain

Valley Physicians Hospital
Medical Center Project)
(Insured; Radian Group and
Liquidity Facility; Key Bank)	1.85	9/7/08	9,500,000 a	9,500,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview
Inc. Project) (LOC; M&T Bank)	1.89	9/7/08	10,610,000 a	10,610,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	2,309,000	2,312,422
East Irondequoit Central School
District, GO Notes, BAN	2.50	6/18/09	2,590,000	2,602,100
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	1.99	9/7/08	2,200,000 a	2,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	1.99	9/7/08	2,150,000 a	2,150,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	1.93	9/7/08	4,900,000 a	4,900,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	1.90	9/7/08	6,000,000 a	6,000,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	2.10	9/7/08	320,000 a	320,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	1.99	9/7/08	3,915,000 a	3,915,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	1.89	9/7/08	7,570,000 a,b	7,570,000
Greene Central School District,
GO Notes, BAN	2.50	2/20/09	2,000,000	2,003,676
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,600,000	4,641,952
Hancock Central School District,
GO Notes, BAN	2.75	6/26/09	5,856,000	5,884,065
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;
Goldman Sachs Group and LOC;

Goldman Sachs Group)	1.89	9/7/08	6,000,000 a,b	6,000,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe
Generale)	1.85	9/7/08	5,200,000 a	5,200,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.18	9/7/08	6,000,000 a,b	6,000,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility; Morgan
Stanley Bank)	2.04	9/7/08	15,000,000 a,b	15,000,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	2,000,000	2,001,595
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	2.30	9/1/08	2,550,000 a	2,550,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.95	9/7/08	50,000,000 a	50,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	1.50	9/17/08	4,550,000	4,550,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	1.45	9/25/08	6,000,000	6,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	1.99	9/7/08	2,205,000 a	2,205,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	1.90	9/7/08	245,000 a	245,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	1.95	9/7/08	2,710,000 a	2,710,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	2,500,000	2,506,766
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing

Project) (LOC; M&T Bank)	1.94	9/7/08	9,000,000 a	9,000,000
New York City
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.30	9/1/08	10,000,000 a	10,000,000
New York City
(Liquidity Facility; Wachovia
Bank)	2.30	9/1/08	25,410,000 a	25,410,000
New York City
(LOC; Bank of America)	2.40	9/1/08	18,035,000 a	18,035,000
New York City
(LOC; Bank of America)	1.78	9/7/08	29,000,000 a	29,000,000
New York City
(LOC; JPMorgan Chase Bank)	2.35	9/1/08	15,500,000 a	15,500,000
New York City
(LOC; JPMorgan Chase Bank)	2.35	9/1/08	1,000,000 a	1,000,000
New York City
GO Notes	5.25	11/1/08	1,000,000	1,006,194
New York City
GO Notes	5.75	5/15/09	125,000	128,157
New York City
GO Notes	5.75	5/15/09	2,705,000	2,773,286
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Dexia Credit Locale)	1.88	9/7/08	15,000,000 a	15,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	1.85	9/7/08	5,000,000 a	5,000,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA and LOC; FNMA)	1.75	9/7/08	3,000,000 a	3,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS
Citizen's NA)	1.78	9/7/08	4,600,000 a	4,600,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	1.88	9/7/08	5,185,000 a	5,185,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	1.88	9/7/08	6,340,000 a	6,340,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key

Bank)	1.90	9/7/08	4,175,000 a	4,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	1.88	9/7/08	3,000,000 a	3,000,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	2.00	9/7/08	1,720,000 a	1,720,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	1.97	9/7/08	3,700,000 a	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; DEPFA
Bank PLC)	1.80	9/1/08	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; DEPFA
Bank PLC)	2.50	9/1/08	18,000,000 a	18,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	2.50	9/1/08	4,700,000 a	4,700,000
New York State,
GO Notes (LOC; Dexia Credit
Locale)	1.75	10/8/08	3,700,000	3,700,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizen's
NA)	1.78	9/7/08	10,000,000 a	10,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.88	9/7/08	3,390,000 a	3,390,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	1.82	9/7/08	9,525,000 a	9,525,000
New York State Energy Research and
Development Authority,
Electric Facilities Revenue
(Long Island Lighting Company
Project) (LOC; Royal Bank of
Scotland)	1.85	9/7/08	2,300,000 a	2,300,000
New York State Housing Finance
Agency, Housing Revenue (20

River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	1.75	9/7/08	6,700,000 a	6,700,000
New York State Housing Finance
Agency, Housing Revenue (300
East 39 Street) (Liquidity
Facility; FNMA and LOC; FNMA)	1.85	9/7/08	4,800,000 a	4,800,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	1.88	9/7/08	9,900,000 a	9,900,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (LOC; FHLMC)	1.87	9/7/08	6,500,000 a	6,500,000
New York State Housing Finance
Agency, Housing Revenue (Sea
Park West Apartments) (LOC;
FHLMC)	1.87	9/7/08	5,900,000 a	5,900,000
New York State Housing Finance
Agency, Housing Revenue (Tower
31) (Liquidity Facility; FHLMC
and LOC; FHLMC)	1.85	9/7/08	10,000,000 a	10,000,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank
NA)	1.78	9/7/08	5,075,000 a,b	5,075,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.88	9/7/08	10,000,000 a	10,000,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	1.87	9/7/08	6,180,000 a,b	6,180,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,600,000	2,611,945
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	1.99	9/7/08	3,165,000 a	3,165,000
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,520,000	2,525,332
Ontario County Industrial
Development Agency, IDR
(Robert C. Horton/Ultrafab)
(LOC; JPMorgan Chase Bank)	1.97	9/7/08	1,100,000 a	1,100,000
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,345,000	1,345,647
Penfield,
GO Notes, BAN	2.75	9/9/09	1,250,000 c	1,257,950
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,200,000	2,209,454
Port Authority of New York and New

Jersey, Equipment Notes	1.90	9/7/08	5,600,000 a	5,600,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,774,050	2,785,102
Rome City School District,
RAN	2.25	6/25/09	6,100,000	6,117,025
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	2.11	9/7/08	1,310,000 a	1,310,000
Salamanca City Central School
District, GO Notes, BAN	4.00	9/26/08	1,500,000	1,500,878
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	1.95	9/7/08	3,635,000 a	3,635,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	1.99	9/7/08	1,930,000 a	1,930,000
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,200,000	1,207,708
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	2.95	9/7/08	2,600,000 a	2,600,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Touro
College Project) (LOC;
JPMorgan Chase Bank)	1.75	9/7/08	8,225,000 a	8,225,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	1.90	9/7/08	2,940,000 a	2,940,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	1.96	9/7/08	18,690,000 a,b	18,690,000
Ulster County Industrial
Development Agency, IDR (De
Luxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	1.98	9/7/08	2,500,000 a	2,500,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	2.11	9/7/08	2,500,000 a	2,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy

College Project) (LOC; Key
Bank)	1.90	9/7/08	2,800,000 a	2,800,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	1.82	9/7/08	1,800,000 a	1,800,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	1.99	9/7/08	14,600,000 a	14,600,000

Total Investments (cost $582,795,132)			100.1%	582,795,132
Liabilities, Less Cash and Receivables			(.1%)	(611,995)
Net Assets			100.0%	582,183,137

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $64,515,000 or 11.1% of net assets.

c	Purchased on a delayed delivery basis.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	582,795,132

Level 3 - Significant Unobservable Inputs	0

Total	582,795,132

Item 2.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)